Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 105	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Insurance Company)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Insurance Company’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

DOMINIC BLUE	JOHN P. GRUBER, ESQ.
Chief Executive Officer	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under
The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

EXPLANATORY NOTE

This Post-Effective Amendment No. 46 to the Registration Statement on Form N-4 (File No. 333-19725) (the “Amendment”) is being filed for the purpose of including in the Registration Statement a prospectus supplement. Accordingly, the Amendment consists only of the facing page, this explanatory note, a supplement to the prospectus, an updated Part C, and the signature pages to the Registration Statement. The Amendment incorporates by reference the prospectus and Statement of Additional Information, each dated May 1, 2026, included in Post-Effective Amendment No.  45 to the Registration Statement on Form N-4 (File No. 333-19725), filed on April 29, 2026. The Amendment is not intended to amend or delete any part of the Registration Statements other than as set forth herein.

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENT DATED JUNE 1, 2026

TO THE PROSPECTUS DATED MAY 1, 2026

This supplement is intended to update certain information in the prospectus for the variable annuity you own (the “Contract”). All other provisions outlined in your prospectus, as supplemented, remain unchanged. Unless otherwise indicated, terms used in this supplement have the same meaning as in your Contract prospectus.

NOTICE OF FUND MERGER

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved an Agreement and Plan of Reorganization to merge the LVIP American Century Large Company Value Fund - Standard Class II (the “Acquired Fund”) with and into the LVIP American Century Value Fund - Standard Class II (the “Acquiring Fund”). The Merger is subject to certain conditions and is expected to be effective on or about June 5, 2026 (the “Merger Effective Date”).

As a result, on the Merger Effective Date the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund and will no longer be an investment option available under the Contract, and the Acquiring Fund will be added as an investment option available under the Contract.

Prior to the Merger Effective Date, you may reallocate any account value you have in the Acquired Fund subaccount to one or more of the other many subaccounts available in your variable annuity. The prospectuses of the underlying funds for the subaccounts can be accessed at MassMutualAscend.com/Variable-Compliance.

To reallocate your account value from the Acquired Fund subaccount to a subaccount investing in another underlying fund, please call 1-800-789-6771 between 9:30 a.m. and 4:00 p.m. ET and provide your transfer instructions before June 5, 2026. You can also fax your transfer instructions to 513-768-5115.

If you choose to do nothing, any account value you have in the Acquired Fund subaccount will be automatically reallocated to the subaccount investing in the Acquiring Fund on the Merger Effective Date or shortly thereafter. The prospectus for the Acquiring Fund can be accessed at MassMutualAscend.com/Variable-Compliance.

In either case, you will not be charged a transfer fee and the transfer will not count against your 12 free annual transfers.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Effective on the Merger Effective Date, all references to the Acquired Fund are deleted from Appendix A: Investment Options Available Under the Contract and the following information for the Acquiring Fund is added:

			Average Annual Total Returns (as of 12/31/25)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Long-term capital growth	LVIP American Century Value Fund— Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.71%	16.02%	11.65%	10.35%

#

Certain Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Portfolios’ prospectuses for additional information about these arrangements.

THE PROSPECTUSES OF THE FUNDS CAN BE ACCESSED AT MASSMUTUALASCEND.COM/VARIABLE-COMPLIANCE. IF YOU HAVE ANY QUESTIONS ABOUT THIS SUPPLEMENT, PLEASE CALL 1-800-789-6771.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

****************************************

PART C. Other Information

Note: This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 27.	Exhibits

(a)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(b)	Not Applicable.

(c)	Distribution and Selling Agreements.

DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

SELLING AGREEMENTS

(3)	Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

(4)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(5)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

RELATED AGREEMENTS

(6) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(d)	Individual and Group Contract Forms, Endorsements and Riders.

CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

1

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

LOAN ENDORSEMENTS

(9)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(10)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(11)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(12)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(13)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(14)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(15)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(16)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(17)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(18)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

LONG-TERM CARE WAIVER RIDERS

(19)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(20)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(21)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

DEFERRED COMPENSATION ENDORSEMENTS

(22)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(23)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

SIMPLE IRA ENDORSEMENTS

(24)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(25)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 39/

(26)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(27)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(28)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

ROTH IRA ENDORSEMENTS

(29)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(30)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(31)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(32)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

EMPLOYER PLAN ENDORSEMENTS

(33)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(34)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(35)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 2A/

(36)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(37)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(38)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

TAX SHELTERED ANNUITY ENDORSEMENTS

(39)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(40)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(41)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(42)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(43)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(44)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(45)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(46)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(47)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(48)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(49)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(50)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(51)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(52)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(53)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(54)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(55)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(56)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(57)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(58)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(59)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(60)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 39/

(61)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(62)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(63)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(64)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(65)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(66)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(67)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(68)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(69)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(70)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(71)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(72)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

SUCCESSOR OWNER ENDORSEMENTS

(73)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(74)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(75)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(76)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(77)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(78)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(79)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(80)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

OTHER ENDORSEMENTS

(81)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(82)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 39/

GUARANTEED WITHDRAWAL BENEFIT RIDERS

(83)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(84)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(85)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(86)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(87)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(88)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

INCOME BENEFIT RIDER

(89)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(90)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(91)	Form of Income Benefit Rider to Group Contract. 8/

(92)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

DEATH BENEFIT ENDORSEMENTS

(93)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(94)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(95)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(96)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(97)	Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

(98)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

RMD ENDORSEMENTS

(99)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(100)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

ACD ENDORSEMENTS

(101)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(102)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(103)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(e)	Applications.

INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2A

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

GROUP APPLICATIONS

(3)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2A/

(4)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(f)	Organizational Documents.

ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

CODE OF REGULATIONS

(2)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(g)	Not Applicable.

(h)	Participation Agreements.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(a)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(b)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(c)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(a)	AIM (Invesco) : Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

AMERICAN CENTURY

(5)	[reserved]

(6)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(a)	American Century : Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(7)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

CALAMOS ADVISORS TRUST

(8)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(9)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(10)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

DAVIS VARIABLE ACCOUNT FUND

(11)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(a)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

BNY MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS

(f/k/a Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(12)	BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

(a)

BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement. 39/

(d)	BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(e)	BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(13)

BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

(a)

BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(14)	BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

(a)

BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

(b)	BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON FUNDS (f/k/a Dreyfus Funds)

(15)	BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company® dated April 24, 1997. 2A/

(a)	BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

(b)	BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

(c)	BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(16)	BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

(a)	BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007. 39/

(17)	BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

DEUTSCHE DWS

(18)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(a)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(19)	Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(20)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.[8]

(a)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement. 39/

(b)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement. 39/

(c)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(d)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(21)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

ALPS VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(22)

Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(a)	Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007. 39/

(b)	Morningstar Portfolios : Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(c)	Morningstar Portfolios : Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(d)	Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(23)	Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(24)	Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements. 39/

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(25)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(a)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(b)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(c)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(26)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company. 39/

(a)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 39/

(27)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

JANUS ASPEN SERIES

(28)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

(a)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(b)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements. 39/

(c)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements. 39 /

(d)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.[21]

(29)	Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(30)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

MORGAN STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(31)	Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

(a)	Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

(b)	Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.[36]

(c)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(d)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(e)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(32)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

(a)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(b)	Morgan Stanley : Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(33)	Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(f/k/a Oppenheimer Variable Account Funds)

(34)	Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

(a)	Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

(b)	Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.[24]

(35)	Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(36)	Invesco: Shareholder Information Agreement between Oppenheimer Funds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

PIMCO VARIABLE INSURANCE TRUST

(37)

PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(a)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(b)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(c)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(d)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(38)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(39)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

THE TIMOTHY PLAN

(40)	The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(41)	Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company® . 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement. 39/

(42)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007. 39/

WILSHIRE VARIABLE INSURANCE TRUST

(43)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(44)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 33/

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(45)

Lincoln Variable Insurance Products Trust: Fund Participation Agreement among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, and Annuity Investors Life Insurance Company dated as of April 29, 2024.43/

(46)	Lincoln Variable Insurance Products Trust: Administrative Services Agreement between Lincoln National Life Insurance Company and Annuity Investors Life Insurance Company dated as of April 29, 2024.44/

(i)	Not Applicable

(j)	Other Material Contracts

(1)	MassMutual Administrative Services Agreement [40]

(2)	Amendment to MassMutual Administrative Services Agreement [40]

(k)	Opinion and Consent of Counsel dated December 19, 1996. 1/

(l)	Consents of Independent Registered Public Accounting Firms

(i)	Consent of independent registered public accounting firm (KPMG LLP) FW

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)	Powers of Attorney. 40/

(1)	Power of Attorney (Blue)41/

(2)	Power of Attorney (Cicco) 42/

(3)	Power of Attorney (Craddock) [43]

(4)	Power of Attorney (Crandall) [44]

(5)	Power of Attorney (Fortin)[45]

(6)	Power of Attorney (Ho)[46]

(7)	Power of Attorney (LaPiana) [47]

(8)	Power of Attorney (Merritt) [48]

(9)	Power of Attorney (O’Connor) [49]

(10)	Power of Attorney (Partlan) [50]

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.
1A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

2B/

Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on May 6, 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	[text intentionally deleted]
4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]
7/	[text intentionally deleted]

8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.
10/

Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.

11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940 Act File No. 811-07299, on April 29, 2005.
38/

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.

39/

Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on August 28, 2020.

40/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

41/

Incorporated by reference to Post-Effective Amendment No. 45 to Form N-4 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2026.

42/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

43/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

44/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

45/

Incorporated by reference to Post-Effective Amendment No. 44 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333- 19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2025.

46/

Incorporated by reference to Post-Effective Amendment No. 44 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333- 19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2025.

47/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

48/

Incorporated by reference to Post-Effective Amendment No. 41 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2023.

49/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

50/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

FW/ Filed herewith.

Item 28.	Directors and Officers of Annuity Investors Life Insurance Company®

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company.

Name and Principal Business Address	Positions and Offices with the Company
Dominic Blue 1295 State Street, Springfield, MA 01111-001	Director, Chief Executive Officer

Donna Carrelli 191 Rosa Parks Street, Cincinnati, OH 45202	Head of Insurance Operations

Susan Cicco 1295 State Street, Springfield, MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield, MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield, MA 01111-001	Director, Chairman of the Board

Mary Jane Fortin 1295 State Street, Springfield, MA 01111-001	Director

John P. Gruber 191 Rosa Parks Street, Cincinnati, Ohio 45202	Senior Vice President, Secretary, CCO and General Counsel

Vy Ho 1295 State Street, Springfield, MA 01111-001	Director

Paul A. LaPiana 1295 State Street, Springfield, MA 01111-001	Director

Sears A. Merritt 1295 State Street, Springfield, MA 01111-001	Director

Michael J. O’Connor 1295 State Street, Springfield, MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield, MA 01111-001	Director, Chief Investment Officer

Brian P. Sponaugle 191 Rosa Parks Street	Senior Vice President, Chief Financial Officer & Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company and the Registered Separate Account

The Insurance Company, Annuity Investors Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio. It is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company (formerly Great American Life Insurance Company), which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock or other ownership interests. In addition, MassMutual may be deemed to control one or more investment pools not listed below and managed or sponsored by MassMutual or its affiliates, through direct or indirect ownership of shares or other interests in such investment pools.

DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

Crane APAC I LP (August 22, 2025), a United Kingdom private fund limited partnership (MassMutual owns 100% limited partnership interest.).

MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

(b)	MassMutual Ventures India Private Limited (January 10, 2024), an India company.

MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

Fern Street LLC (April 11, 2013), a Delaware limited liability company.

Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

MM Asset Management Holding LLC (November 29, 2011), a Delaware limited liability company.

Barings LLC (July 5, 1940), a Delaware limited liability company.

Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

Barings GmbH (formerly Barings Real Estate GmbH)

(January 8, 2014), a German limited liability company.

Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

Baring Asset Management Korea Limited, a regulated Korean company.

Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

Barings Real Estate Investment Japan Limited (July 31, 2025), a company organized in Japan.

Barings Australia Holding Company Pty Ltd (October 12, 2009).

Barings Australia Pty Ltd (October 16, 2009).

Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

Barings Australia Property Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

Barings Real Estate Holdings LLC (October 7, 2021), a Delaware limited liability company.

Artemis Real Estate Partners LLC (August 27, 2009), a Delaware limited liability company.

Artemis Real Estate Advisors, LLC (July 25, 2019), a Delaware limited liability company.

Artemis Real Estate Partners Acquisitions I, LLC (March 23, 2010), a Delaware limited liability company.

MassMutual Private Wealth & Trust, FSB (January 12, 2000), a federally chartered stock savings bank.

MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc. holds 50% voting ownership interest.)

Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

Jeffries MM Lending LLC (October 14, 2011), a Delaware limited liability company.

JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

JCP Funding 2024 LLC (March 12, 2024), a Delaware limited liability company.

JSPCS MM LLC (July 8, 2024), a Delaware limited liability company

Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

JCM H-2 Credit Fund GP LLC (May 15, 2024), a Delaware limited liability company.

JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

JDLF II GP LP (January 7, 2022), a Delaware partnership.

Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company.

Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

Jefferies DLF2 C Holdings-2 LLC (October 11, 2024), a Delaware limited liability company.

Jefferies Direct Lending Fund II C SPE-2 LLC (October 11, 2024), a Delaware limited liability company.

JDLF III GP LLC (January 30, 2024), a Delaware limited liability company.

JDLF III GP LP (January 30, 2024), a Delaware partnership.

Jefferies Direct Lending Fund III C LP (January 30, 2024), a Delaware partnership.

Jefferies DLF3 C Holdings LLC (December 3, 2024), a Delaware limited liability company.

Jefferies Direct Lending Fund III C SPE LLC (December 3, 2024), a Delaware limited liability company.

JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

JFAM GP LP (April 13, 2017), a Delaware partnership.

Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

Jefferies M Super Private Credit Fund GP LLC (March 19, 2024), a Delaware limited liability company.

Jefferies Credit Partners Europe Limited (September 5, 2024), a private limited company formed in England and Wales.

Jefferies European Direct Lending Fund GP S.à r.l (December 24, 2025), a Luxembourg limited liability company.

JCP Congaree Credit Fund GP LLC (April 16, 2025), a Delaware limited liability company.

JCP Solaris Credit Fund GP LLC (June 20, 2025), a Delaware limited liability company.

Jeffries Credit Partners Structured Solutions Fund GP LLC (August 21, 2025), a Delaware limited liability company.

Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

Green SPE LLC (April 16, 2024), a Delaware limited liability company.

Green SPE 2025 LLC (October 1, 2024), a Delaware limited liability company.

Apex Credit CLO 13 Ltd. (September 9, 2024), a Cayman Islands Exempted Company. This entity is 54.34% owned by Apex Credit Partners LLC.

Apex GP I LLC (December 21, 2023), a Delaware limited liability company.

Apex Securitized Income Fund LP (December 22, 2023), a Delaware limited partnership

JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

JFIN Revolver SPE4 2022 Ltd. (August 31, 2022), a Cayman Islands company.

JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

JF CEI Holdings 1 LLC (December 20, 2024), a Delaware limited liability company

JF CEI Holdings 2 LLC CP (December 20, 2024), a Delaware limited liability company.

Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India (owned 99.8% by MM Global Capabilities I LLC).

MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

MM Investment Holding (September 21, 2020), a Cayman Islands company.

MML Management Corporation (October 14, 1968), a Massachusetts corporation.

MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

MMAF Equipment Finance LLC 2022-A (February 24, 2022), a Delaware limited liability company.

MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

MMAF Equipment Finance LLC 2024-A (November 28, 2023), a Delaware limited liability company.

Barings Equipment Finance LLC 2025-A (December 30, 2024), a Delaware limited liability company t

Barings Equipment Finance LLC 2025-B (September 25, 2025), a Delaware limited liability company.

Barings Equipment Finance LLC 2026-A (December 30, 2025), a Delaware limited liability company.

MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

MML CM LLC (November 10, 2020), a Delaware limited liability company.

Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

SoraFinance, Inc. (November 8, 2021), a Delaware corporation.

Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

MM Vine Street LLC (September 26, 2024), a Delaware limited liability company

Counterpointe – Ascend Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company.

Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company. MassMutual has a 80.25% ownership interest in this company.

CSA Incentive Holdco LLC (April 6, 2023), a Delaware limited liability company.

CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

CP PACE LLC (October 14, 2020), Delaware limited liability company.

Counterpointe Titling Trust (November 6, 2020), a Delaware statutory trust.

Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

Counterpointe Investment Management LLC (October 10, 2024), a Delaware limited liability company.

Stillings Street LLC (September 25, 2024), a Delaware limited liability company.

Eclipse Business Capital LLC (October 22, 2015) a Delaware limited liability company.

Counterpointe – MM Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company

LNL MM, LLC (February 19, 2025), a Delaware limited liability company (MassMutual – 71.25%; MM Ascend 23.7%).

LNL MM D, LLC (February 19, 2025), a Delaware limited liability company.

LNL MM D Core, LLC (February 19, 2025), a Delaware limited liability company.

Corten Real Estate Credit Fund I LLC (January 15, 2026), a Delaware limited liability company. MassMutual owns 73.5% and MassMutual Ascend Life Insurance Company owns 24.5%.

CapSec LLC (June 25, 2025), a Delaware limited liability company.

LNL MM 2, LLC (May 8, 2025), a Delaware limited liability company (MassMutual – 85.5%; MM Ascend 9.5%).

Port 51 Lending Holdings LLC (June 8, 2022), a Delaware limited liability company

Port 51 Lending LLC (January 2, 2018), a Delaware limited liability company.

Port 51 Commercial LLC (July 8, 2025) a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

61.02% owned by Barings LLC

BARINGS BLUE RIDGE FUND GP LLC

Delaware, U.S.A. – 10477046

BARINGS BLUE RIDGE FUND, L.P.

Delaware, U.S.A. – 10477048

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (DE), L.P.

Delaware, U.S.A. – 7354538

32.63% owned by Barings LLC

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS DIRECT INVESTMENTS LLC

Delaware, U.S.A. – 4296453

BARINGS DIVERSIFIED RESIDENTIAL FUND GP LLC

Delaware, U.S.A. – 3574626

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

50% owned by Barings LLC

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING GENERATION FUND III GP, LLC

Delaware, U.S.A. – 10395626

BARINGS EMERGING GENERATION FUND III, LLC

Delaware, U.S.A. – 10395638

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS EPLF5 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493135

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS FC III LLC

Delaware, U.S.A. – 3467267

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISORS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP (DELAWARE) LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

55.5% owned by Barings LLC

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

50% owned by Barings LLC

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARINGS INFRASTRUCTURE CLO EQUITY PARTNERSHIP GP LLC

Delaware, U.S.A. – 10254364

BARINGS INFRASTRUCTURE SECONDARIES & SOLUTIONS FUND II MANAGING MEMBER LLC

Delaware, U.S.A. – 10426328

BARING INVESTMENT SERIES, LLC

Delaware, U.S.A. – 4057176

BARINGS NAPLF IV RATED FEEDER, L.P.

Delaware, U.S.A. – 1069319

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM GP, LLC

Delaware, U.S.A. – 7175727

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II GP, LLC

Delaware, U.S.A. – 10182697

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II, L.P.

Delaware, U.S.A. – 10182696

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV (CAYMAN)-A, L.P.

Cayman Islands – WC-133150

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV MANAGEMENT, LLC

Delaware, U.S.A. – 10269278

BARINGS PORTFOLIO FINANCE IG HOLDINGS, LLC

Delaware, U.S.A. – 10415634

BARINGS PORTFOLIO FINANCE IG ISSUER I, LLC

Delaware, U.S.A. – 10359831

BARINGS REAL ASSET SPECIAL SERVICER LLC

Delaware, U.S.A. – 10422593

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SBIC II GP, LLC

Delaware, U.S.A. – 4948134

BARINGS SEM GP LLC

Delaware, U.S.A. – 4639492

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

54.25% owned by Barings LLC

BARINGS SPECIALTY ASSET BASED FINANCE FUND GP LLC

Delaware, U.S.A. – 10510246

BARINGS TYIDF2 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493145

BARINGS TYIDF2 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493155

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BCLF GP LLC

Delaware, U.S.A. – 2551895

BDAE PRIVATE FUND BLOCKER 2025, LLC

Delaware, U.S.A. – 10126772

BDAE PRIVATE FUND GP LLC

Delaware, U.S.A. – 33-3672699

BDAE PRIVATE FUND, LP

Delaware, U.S.A. – 33-3703068BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE II LLC

Delaware, U.S.A. – 6778922

50% owned by Barings LLC

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CPF SPRINGING MEMBER, LLC

Delaware, U.S.A. – 3873032

CREA-MA REORGANIZATION TRUST

Delaware, U.S.A. – 000933540

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MARTELLO RE GP LLC

Delaware, U.S.A. – 5993354

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

50% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

NAPLF (CAYMAN)-A SENIOR FUNDING IV LLC

Delaware, U.S.A. – 10373818

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

TERRAPIN MIDDLE MARKET INFRASTRUCTURE FUND, L.P.

Delaware, U.S.A. – 3903667

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more. The ownership interest is MassMutual’s unless otherwise shown.

40 EXCHANGE MM MEMBER LLC

Ownership – 100%

100 W. 3RD STREET LLC

Ownership – 100%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

21 WEST 86TH LLC

Ownership – 96.24%

300 SOUTH TRYON HOTEL LLC

Ownership – 100%

300 SOUTH TRYON LLC

Ownership – 100%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100%

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (CA), L.P.

Ownership – 35.00%

BARINGS CONSTRUCTION LENDING FUND LP

Ownership – 74.16% MassMutual, 25.84% Third Party

BARINGS DIVERSIFIED RESIDENTIAL FUND LP

Ownership – 100%

BARINGS EMERGING GENERATION FUND II LP

Ownership – 27.13%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%%%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS HOTEL OPPORTUNITY VENTURE II LP

Ownership – 50.00%

BARINGS MILLER INVESTMENT TRUST

Ownership – 57.33% MassMutual, 9.33% MM Ascend

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.99%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS U.S. CORE BOND FUND

Ownership – 100%

BARINGS U.S. HIGH YIELD FUND

Ownership – 33.09%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BRAVA5 MALIC INVESTOR LLC

Ownership – 100% MM Ascend

BRAVA5 MM INVESTOR LLC

Ownership – 100%

CHASSIS ACQUISITION HOLDING LLC

Ownership – 30% (MassMutual Holding LLC)

CORNBROOK PRS HOLDINGS LLC

Ownership – 100%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

RIDGE APARTMENTS, LLC

Ownership – 100%

CREA/PPC VENTURE, LLC

Ownership – 100%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100%

HB NAPLES GOLF OWNER LLC

Ownership – 100% (MassMutual Holding LLC)

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100%

MALIC AUSTRALIA BSOT LLC

Ownership – 100%

MALIC DEBT PARTICIPATIONS LLC

Ownership – 100% (MM Ascend)

MIAMI DOUGLAS FOUR MM, LLC

Ownership – 100%

MARCO HOTEL LLC

Ownership – 100% (MassMutual Holding LLC)

MIAMI DOUGLAS ONE GP LLC

Ownership – 100%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100%

MM 340 MADISON MEMBER LLC

Ownership – 100%

MM 1370 AVE OF AM LLC

Ownership – 100%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100%

MM 425 MONTGOMERY MEMBER LLC

Ownership – 100%

MM 550 CORPORATE MEMBER LLC

Ownership – 100%

MM ASCEND DS INVESTORS LLC

Ownership – 100%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

MM BROOKHAVEN MEMBER LLC

Ownership – 100%

MM CENTURY SQUARE MEMBER LLC

Ownership – 100%

MM DEBT PARTICIPATIONS LLC

Ownership – 100%

MM DEN PAV MEMBER LLC

Ownership – 100%

MM DS INVESTORS LLC

Ownership – 100%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100%

MM FREMONT MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER II LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER III LLC

Ownership – 100%

MM IRONHEAD COMMERCE CENTER MEMBER LLC

Ownership – 100%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100%

MM LIBERTY CENTRE MEMBER LLC

Ownership – 100%

MM MD2 STATION MEMBER LLC

Ownership – 100%

MM NATIONAL IOS PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER II LLC

Ownership – 100%

MM PARK CITY INVESTOR LLC

Ownership – 100%

MM REDISCOVER MEMBER LLC

Ownership – 100%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100%

MM SEDONA VORTEX INVESTOR LLC

Ownership – 100%

MM SL WILLISTOWN LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER II LLC

Ownership – 100%

MM STOWE INVESTOR LLC

Ownership – 100%

MM SUBLINE BORROWER LLC

Ownership – 100%

MM THE GILMAN MEMBER LLC

Ownership – 100%

MM TOKYO BTR1 LLC

Ownership – 70% MassMutual, 30% MM Ascend

MM VIRGINIAN INVESTOR LLC

Ownership – 100%

MMALIC 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100% MM Ascend

MMLIC AUSTRALIA BAST LLC

Ownership – 100%

MMLIC AUSTRALIA BSOT LLC

Ownership – 100%

PACO FRANCE LOGISTICS LLC

Ownership – 100%

PDX SW THIRD HOTEL OWNER LLC

Ownership – 100%

RB APARTMENTS LLC

Ownership – 100% (MassMutual Holding LLC)

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100%

SBNP SIA III LLC

Ownership – 99.00%

SBNP SIA IV LLC

Ownership – 99.00%

SL WILLISTOWN ONE LLC

Ownership – 100%

TEN FAN PIER BOULEVARD LLC

Ownership – 100%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100%

TRAILSIDE MM MEMBER LLC

Ownership – 100%

UNNA, DORTMUND HOLDING LLC

Ownership – 100%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

VGS ACQUISITION HOLDING, LLC

Ownership – 33.33% (MassMutual Holding LLC)

WASHINGTON GATEWAY APARTMENTS VENTURE LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO HOLDINGS LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100%

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

APEX CREDIT CLO 2024-I LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2024-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2026-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which Jefferies Finance LLC, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

100% owned by Jefferies Finance LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – B216891

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – B127566

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – B240621

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – SL006640

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

BEAUTY BRANDS ACQUISITION LLC

Delaware, U.S.A. – 7164322

MassMutual’s ownership interest is 32.63%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 22.4%

IMBIBA GROWTH LLP

MassMutual’s ownership interest is 20.00%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 32.2%

MARTELLO RE FEEDER LP

Delaware – 3119360

MassMutual Holding LLC’s interest is 58.05%

MARTELLO RE LP

Delaware - 6009011

MassMutual Holding LLC has an indirect ownership of 25.8% via Martello Re Feeder LP

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 47.6%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 23.65%.

MassMutual has a 47.6% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

RIVERTON HOME FINANCE LIMITED

England & Wales - 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY COMPANY 1 LIMITED

England & Wales – 04346508

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

MassMutual has a 32.63% ownership interest in Beauty Brands Acquisition LLC. The following companies are affiliated with Beauty Brands Acquisition LLC.

BEAUTY BRANDS ACQUISITION INTERMEDIATE LLC

Delaware, U.S.A. – 7164303

FORMA BRANDS, LLC

Delaware, U.S.A. – 7164339

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.

b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.

c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.

d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

e.

MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

f.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

g.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

h.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.

i.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company

Item 30.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 31.	Principal Underwriter

(a)

MM Ascend Life Investor Services, LLC (formerly Great American Advisors®, Inc.) is the principal underwriter for the following investment companies (including the Registrant): Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of MM Ascend Life Investor Services, LLC is 191 Rosa Parks Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with MM Ascend Life Investor Services, LLC
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Scott Kramer	Vice President, Chief Information Security Officer & Co-Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 31A.	Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment.

Not applicable.

Item 32.	Location of Accounts and Records

Omitted

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

Undertakings

Rule 484 Undertaking – Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant Ha been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on June 1, 2026.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President, Chief Financial Officer & Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Insurance Company)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President, Chief Financial Officer & Treasurer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue* Dominic L. Blue*	Director, Chief Executive Officer (principal executive officer)	June 1, 2026

/s/ Susan M. Cicco* Susan M. Cicco*	Director	June 1, 2026

/s/ Geoffrey J. Craddock* Geoffrey J. Craddock*	Director	June 1, 2026

/s/ Roger W. Crandall* Roger W. Crandall*	Director, Chairman of the Board	June 1, 2026

/s/ MJ Fortin* MJ Fortin*	Director, Chief Financial Officer (principal financial officer)	June 1, 2026

/s/ Vy Ho* Vy Ho*	Director	June 1, 2026

/s/ Paul A. LaPiana* Paul A. LaPiana*	Director	June 1, 2026

/s/ Sears A. Merritt* Sears A. Merritt	Director	June 1, 2026

Signature	Capacity	Date

/s/ Michael J. O’Connor* Michael J. O’Connor*	Director	June 1, 2026

/s/ Eric W. Partlan* Eric W. Partlan*	Director	June 1, 2026

/s/ Brian P. Sponaugle Brian P. Sponaugle	Senior Vice President, Chief Financial Officer & Treasurer (Principal Accounting Officer)	June 1, 2026

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact June 1, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

27(l)(i)	Consent of KPMG LLP